S-K 1602(c) Dilution	Jan. 21, 2026 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.04
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.96
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 16,446
Net Tangible Book Value Adjusted | $	$ 221,410,146
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	7,664,427
Number of Shares Used to Determine Net Tangible Book Value Adjusted	31,796,071
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 0
No Redemption [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	3,545,930
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.86
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 16,446
Net Tangible Book Value Adjusted | $	$ 1,410,146
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	7,664,427
Number of Shares Used to Determine Net Tangible Book Value Adjusted	9,796,071
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (220,000,000)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	3,545,930
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 221,723,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	221,723,000
Over Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	(329,300)
Over Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (329,300)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(999,712)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(999,712)
Ordinary shares offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	22,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	22,000,000
Ordinary shares forfeited from private investor shares if overallotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(414,574)
Ordinary shares forfeited from private investor shares if overallotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(414,574)
Ordinary shares redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	0
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(22,000,000)